INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following as of March 31, 2025 and December 31, 2024:

March 31, 2025	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	8-13 years	$4,444,000	$(1,542,509)	$2,901,491
Customer relationships	4-6 years	2,669,000	(1,703,056)	965,944
Non-compete	4-5 years	2,322,000	(1,044,485)	1,277,515
Intangible assets, net		$9,435,000	$(4,290,050)	$5,144,950

December 31, 2024	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	8-13 years	$4,444,000	$(1,427,798)	$3,016,202
Customer relationships	4-6 years	2,669,000	(1,628,639)	1,040,361
Non-compete	4-5 years	2,322,000	(937,085)	1,384,915
Intangible assets, net		$9,435,000	$(3,993,522)	$5,441,478

Intangible assets, net consist of the following as of December 31, 2024 and 2023:

December 31, 2024	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	8-13 years	$4,444,000	$(1,427,798)	$3,016,202
Customer relationships	4-6 years	2,669,000	(1,628,639)	1,040,361
Non-compete	4-5 years	2,322,000	(937,085)	1,384,915
Intangible assets, net		$9,435,000	$(3,993,522)	$5,441,478

December 31, 2023	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	8-10 years	$2,860,000	$(1,035,443)	$1,824,557
Customer relationships	4-6 years	2,669,000	(1,330,972)	1,338,028
Non-compete	4-5 years	1,602,000	(586,066)	1,015,934
Intangible assets, net		$7,131,000	$(2,952,481)	$4,178,519

SCHEDULE OF ESTIMATED FUTURE AMORTIZATION OF INTANGIBLE ASSETS
Years ending December 31,
2025 (remaining nine months)	$884,085
2026	1,103,576
2027	964,771
2028	655,332
2029	447,896
Thereafter	1,089,290
Total	$5,144,950

For the years ending December 31,
2025	$1,180,613
2026	1,103,576
2027	964,771
2028	655,332
2029	302,221
Thereafter	1,234,965
Total	$5,441,478